Property, plant and equipment -Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	$ 1,439	$ 7,057	$ 4,093
The total net impairment losses recognised under IAS 36	1,285	6,401
Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	1	42	164
Other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	0	8	41
Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	154	657	49
Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	1,283	6,351	3,838
Property Plant And Equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	1,285	5,671	3,230
Property Plant And Equipment [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	1,285	5,671	3,230
Intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	154	1,386	863
Intangible assets [member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	1	42	164
Intangible assets [member] | Other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	0	8	41
Intangible assets [member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	154	657	49
Intangible assets [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	$ (2)	$ 680	$ 608